NOTE 8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
NOTE 8. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2013	2012

Buildings and leasehold improvements	$74,855	$1,512
Furniture and fixtures	6,912	6,189
Machinery and equipment	6,238	—
Company automobiles	1,721	1,730
Total	89,726	9,431

Less: accumulated depreciation and amortization	(7,472)	(4,446)
Property, equipment and leasehold improvements, net	$82,254	$4,985

Depreciation and amortization expense for the continuing operations was approximately $3,289, $1,902 and $1,420 for the years ended December 31, 2013, 2012 and 2011, respectively.

The following schedule provides an analysis of AutoChina’s investment in property on operating leases and property held for lease by major classes as of December 31, 2013.

	December 31,	December 31,
	2013	2012

Buildings and leasehold improvements	$62,250	$—
Machinery and equipment	5,289	—
Total	67,539	—

Less: Accumulated depreciation	(1,263)	—
Total	$66,276	$—